Significant Accounting Policies (Details) (USD $)	1 Months Ended
	Nov. 30, 2012	Sep. 30, 2012
Significant Accounting Policies (Textual)
Amount of accrued penalties or interest		$ 0
Number of ordinary shares forfeited by initial shareholders	133,333